UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03870

Morgan Stanley U.S. Government Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2021

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley
U.S. Government
Securities Trust

Semi-Annual Report

June 30, 2021

Morgan Stanley U.S. Government Securities Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	8
Expense Example	9
Portfolio of Investments	11
Statement of Assets and Liabilities	19
Statement of Operations	20
Statements of Changes in Net Assets	21
Notes to Financial Statements	22
Financial Highlights	36
Investment Advisory Agreement Approval	40
Liquidity Risk Management Program	43
U.S. Customer Privacy Notice	44
Trustee and Officer Information	Back Cover

Welcome Shareholder,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Morgan Stanley U.S. Government Securities Trust (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended June 30, 2021

Total Return for the 6 Months Ended June 30, 2021
Class A	Class L	Class I	Class C	Bloomberg Barclays U.S. Government/ Mortgage Index[1]	Lipper General U.S. Government Funds Index[2]
–1.34%	–1.46%	–1.06%	–1.71%	–1.79%	–2.10%

The performance of Morgan Stanley U.S. Government Securities Trust's (the "Fund") four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

At the start of 2021, Treasury yields climbed higher as vaccines were rolled out faster than expected and economic data continued to improve. Recent data and information flow continue to imply 2021 economic activity could be very strong. A falling infection curve, vaccine rollouts, strong efficacy results, massive U.S. fiscal stimulus, high savings rates, economic reopenings and a quite dovish Federal Reserve (Fed) policy stance have been buttressing a very positive outlook for economies. With the $1.9 trillion support/stimulus package being implemented, U.S. fiscal policy is on a trajectory to significantly improve growth globally, not just in the U.S. With a second package, focused on infrastructure, also likely to be discussed in the fall, probably worth at least another $1 trillion, the tailwind for the U.S. and global economy appeared strong, even with the back-up in yields in early 2021.

During the first quarter of 2021, 2-, 5-, 10- and 30-year Treasury yields rose by 4, 58, 83 and 77 basis points (bps), respectively.(i) Longer maturity yields exhibited more volatility than shorter maturities as Fed policy has kept yields on the shorter maturity bonds in a tight range. Though the steep increase in the yield of the
5-year Treasury does suggest that the market might be beginning to question how long the Fed will be able to keep its main policy interest rate at zero in the face of a strong recovery.

The second quarter of 2021 turned out to be nothing like the first. Indeed, it was a remarkable quarter with long maturity yields falling, credit spreads tightening, and equities and commodities rallying, despite ostensibly bearish data/news. With economies and corporate results strong, it is logical that credit and equity markets may do fine. But, if everything is good macroeconomically, and likely to stay good for at least another year, why are yields falling? The answer lies in expectations, market positioning and the Fed. And, maybe most importantly, the search for yield in an income-starved world.

One key event was the Fed's June 2021 Federal Open Market Committee (FOMC) meeting. The Fed signaled (via its dot plot) a liftoff for policy rates in 2023, with two rate hikes, which is earlier than previously communicated at its March 2021 meeting. While Chairman Powell downplayed the change in the dots,

(i)  Source: Bloomberg L.P. Data as of March 31, 2021.

stating that they would not change the Fed's policy forecast until the FOMC saw "further substantial progress," and that "liftoff is well into the future," the tone of the press conference, combined with the number of FOMC participants who brought forward their first hikes and the hawkish communications by other Fed members, convinced the market that policy preferences had meaningfully changed. Additionally, despite inflation surprising to the upside, inflation expectations as measured by U.S. breakeven inflation rates fell. Even more astonishingly, this dynamic played out in other countries as well.

During the second quarter of 2021, credit and equity markets were fairly unfazed by all of the hoopla in the government bond markets. Corporate bond spreads continued to tighten, seemingly impervious to other forces and continuing to make new lows. If the Treasury market was signaling trouble ahead, risk markets were not listening. If, as we believe, economic data stays strong (meaningfully above trend) and inflation does not prove to be a problem, then market worries about growth deceleration and the possibility of the Fed making a policy error by moving to tighten policy too soon look wrong. And long-term Treasury yields appear too low. In the second quarter of 2021, the 2-year yield rose 9 bps, while 5-, 10- and 30-year rates fell by 5, 27 and 32 bps.(ii)

In terms of strategy, we believe the combination of falling real yields, healthy household balance sheets, fiscal expansion, strong but maybe moderating growth, gently rising inflation expectations and a rapidly healing labor market auger well for cyclical assets. The primary risk (absent an aggressive variant of COVID-19) remains a "taper tantrum" type event caused by rising inflation expectations and concerns about tighter monetary policy.

Performance Analysis

All share classes of the Fund outperformed the Bloomberg Barclays U.S. Government/Mortgage Index (the "Index") and the Lipper General U.S. Government Funds Index for the six months ended June 30, 2021, assuming no deduction of applicable sales charges.

Over the six-month period, the portfolio outperformed the Index mainly due to the portfolio's out-of-Index holdings in taxable municipal bonds. The portfolio's overweight positioning to agency residential mortgage-backed securities (RMBS) and the allocation to non-agency commercial mortgage-backed securities (CMBS) were also additive as securitized credit sectors continued to recover in 2021 year-to-date. The short U.S. duration position contributed to relative performance, as rates rose over the period. However, curve positioning detracted, particularly in the long end of the yield curve as rates rose.

The Fund is structured to have an underweight in Treasuries and a yield advantage relative to the Index. The Fund's largest sector overweights were in U.S. taxable municipals, government-related agencies, agency RMBS and CMBS, and non-agency mortgage-backed securities and asset-backed securities. At the close of the reporting period, the Fund's overall duration position was 0.52 years short relative to the Index.

(ii)  Source: Bloomberg L.P. Data as of June 30, 2021.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION* as of 06/30/21
Agency Fixed Rate Mortgages	33.0%
Short-Term Investments	16.3
Municipal Bonds	12.1
Mortgages — Other	10.0
U.S. Agency Securities	7.4
Collateralized Mortgage Obligations — Agency Collateral Series	7.3
Commercial Mortgage-Backed Securities	4.7
Agency Bonds — Sovereign (U.S. Government Guaranteed)	4.2
Asset-Backed Securities	3.1
U.S. Treasury Securities	1.2
Agency Adjustable Rate Mortgages	0.4
Agency Bonds — Finance (U.S. Government Guaranteed)	0.3

*  Does not include open long/short futures contracts with a value of $69,689,001 and net unrealized depreciation of $227,740.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition are stated as a percentage of total investments.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80% of its net assets in a portfolio of U.S. government securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. In making investment decisions, the Fund's "Adviser," Morgan Stanley Investment Management Inc., considers economic developments, interest rate trends and other factors. The U.S. government securities that the Fund may purchase include: U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government; securities (including mortgage-backed securities) issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States; securities (including mortgage-backed securities) issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury; securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality; municipal securities; and securities guaranteed by the U.S. Government or its agencies and instrumentalities or securities supported by the U.S. Government in some other way, such as the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. The Fund's investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payment until maturity.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the money market public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended June 30, 2021
Symbol	Class A Shares* (since 07/28/97) USGAX		Class L Shares** (since 07/28/97) USGCX	Class I Shares*** (since 07/28/97) USGDX	Class C Shares† (since 04/30/15) MSGVX
1 Year	–0.78 –3.98[4]	%[3]	–1.04%[3]	–0.45 —%[3]	–1.54 –2.51 [4]	%[3]
5 Years	2.22[3] 1.55[4]		1.93[3]	2.58[3] —	1.42 [3] 1.42 [4]
10 Years	2.67[3] 2.34[4]		2.34[3]	2.99[3] —	— —
Since Inception	3.75[3] 3.61[4]		3.33[3]	4.03[3] —	1.61 [3] 1.61 [4]
Gross Expense Ratio	0.97		1.24	0.73	1.72

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class L, Class I and Class C shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expenses are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 3.25%.

**  Class L has no sales charge. Class L shares are closed for new investments.

***  Class I has no sales charge.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

(1)  The Bloomberg Barclays U.S. Government/Mortgage Index includes Treasuries, government-related issues, and agency mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper General U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper General U.S. Government Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/21 – 06/30/21.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	01/01/21	06/30/21	01/01/21 – 06/30/21
Class A
Actual (–1.34% return)	$1,000.00	$986.60	$4.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.58	$4.26
Class L
Actual (–1.46% return)	$1,000.00	$985.40	$5.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.24	$5.61
Class I
Actual (–1.06% return)	$1,000.00	$989.40	$2.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.22	$2.61
Class C
Actual (–1.71% return)	$1,000.00	$982.90	$7.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.76	$8.10

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.85%, 1.12%, 0.52% and 1.62% for Class A, Class L, Class I and Class C shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.96%, 1.23%, 0.70% and 1.72% for Class A, Class L, Class I and Class C shares, respectively.

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ◼  June 30, 2021 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.5%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$111	12 Month USD LIBOR + 1.74%	2.23%	11/01/36	$117,482
774	12 Month USD LIBOR + 1.816%	2.289	06/01/43	819,947
275	12 Month USD LIBOR + 1.905%	2.405	10/01/36	294,129
	Federal National Mortgage Association, Conventional Pool:
34	12 Month USD LIBOR + 1.57%	1.82	05/01/44	34,904
585		5.109	03/01/38	649,270
	Total Agency Adjustable Rate Mortgages (Cost $1,905,338)			1,915,732
	Agency Bond - Finance (U.S. Government Guaranteed) (0.3%)
1,035	Washington Aircraft 1 Co., DAC (Ireland) (Cost $1,035,497)	2.637	09/15/26	1,087,980
	Agency Bonds - Sovereign (U.S. Government Guaranteed) (5.0%)
14,175	Israel Government AID Bond (Israel)	5.50	09/18/23	15,781,609
2,059	Petroleos Mexicanos (Mexico)	2.46	12/15/25	2,152,618
	Total Agency Bonds - Sovereign (U.S. Government Guaranteed) (Cost $15,135,529)			17,934,227
	Agency Fixed Rate Mortgages (39.1%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
162		3.00	12/01/49	166,556
504		4.00	04/01/49	536,930
483		4.50	11/01/48	521,664
	Gold Pools:
2,906		3.00	03/01/47 - 06/01/49	3,065,047
5,995		3.50	08/01/42 - 04/01/49	6,481,786
2,124		4.00	12/01/41 - 10/01/45	2,323,058
494		5.00	01/01/40	566,391
704		5.50	11/01/39	815,140
140		6.50	03/01/29 - 09/01/32	156,587
158		7.50	05/01/35	186,646
101		8.00	08/01/32	117,061
115		8.50	08/01/31	137,362

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ◼  June 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Federal National Mortgage Association, Conventional Pools:
$565		2.50%	02/01/50	$584,256
5,855		3.00	06/01/40 - 11/01/49	6,141,448
12,049		3.50	12/01/42 - 07/01/49	12,915,827
14,008		4.00	11/01/41 - 09/01/48	15,293,831
5,592		4.50	01/01/25 - 09/01/48	6,203,107
1,671		5.00	05/01/35 - 02/01/41	1,908,027
1,646		5.50	03/01/35 - 10/01/35	1,907,639
25		6.50	06/01/29 - 02/01/33	27,500
1		7.00	05/01/31	917
261		7.50	08/01/37	314,421
208		8.00	04/01/33	249,877
205		8.50	10/01/32	248,756
	July TBA:
13,325	(a)	1.50	07/01/36 - 07/01/51	13,409,696
3,575	(a)	2.00	07/01/36	3,687,626
775	(a)	3.00	07/01/51	807,892
	September TBA:
17,550	(a)	2.00	09/01/51	17,650,776
30,325	(a)	2.50	09/01/51	31,240,673
	Government National Mortgage Association, Various Pools:
3,742		3.50	08/20/45 - 07/20/49	3,982,713
4,124		4.00	11/20/42 - 05/20/49	4,428,271
193		4.50	04/20/49	206,226
530		5.00	01/20/40 - 02/20/49	580,484
35		5.125	11/20/37	37,893
437		5.25	04/20/36 - 09/20/39	486,309
766		5.375	02/20/36 - 08/20/40	853,154
921		6.00	06/15/28 - 09/20/34	1,050,632
54		7.00	03/20/26 - 07/20/29	61,911
182		8.00	11/15/21 - 08/15/31	188,453
197		8.50	07/15/30	214,214
6		9.00	06/15/20 - 02/15/25	5,263
	Total Agency Fixed Rate Mortgages (Cost $137,103,848)			139,762,020

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ◼  June 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Asset-Backed Securities (3.7%)
$990	Ajax Mortgage Loan Trust (b)	1.698%		05/25/59	$1,002,358
1,500	AMSR 2019-SFR1 Trust (b)	2.774		01/19/39	1,576,606
1,357	Invitation Homes Trust, 1 Month USD LIBOR + 1.00% (b)	1.082	(c)	07/17/37	1,361,403
547	Navient Private Education Refi Loan Trust (b)	1.22		07/15/69	550,209
870	Navient Private Education Refi Loan Trust, Class A (b)	1.06		10/15/69	872,636
1,730	Nelnet Student Loan Trust, Class A (b)	1.36		04/20/62	1,732,323
112	North Carolina State Education Assistance Authority, 3 Month USD LIBOR + 0.80%	0.976	(c)	07/25/25	112,445
850	PFS Financing Corp. (b)	0.775		08/17/26	846,470
1,325	SMB Private Education Loan Trust, Class A (b)	1.31		07/17/51	1,321,722
	United States Small Business Administration
1,082		2.42		06/01/32	1,134,244
2,664		2.67		04/01/32	2,786,327
	Total Asset-Backed Securities (Cost $12,963,204)				13,296,743
	Collateralized Mortgage Obligations - Agency Collateral Series (8.6%)
	Federal Home Loan Mortgage Corporation
5,578		2.373		05/25/22	5,659,939
4,700		2.682		10/25/22	4,829,476
3,850		3.208		02/25/26	4,207,617
4,000		3.32	(c)	02/25/23	4,174,361
3,429		3.527	(c)	10/25/23	3,649,230
3,200		3.69		01/25/29	3,697,595
2,760		3.90	(c)	08/25/28	3,217,878
	IO
32,548		0.456	(c)	11/25/27	654,860
	IO REMIC
2,568	6.00% - 1 Month USD LIBOR	5.927	(d)	11/15/43	436,710
2,349	Federal National Mortgage Association, IO REMIC, 6.55% - 1 Month USD LIBOR	6.459	(d)	08/25/41	254,431
343	Government National Mortgage Association, IO	5.00		02/16/41	62,139
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $28,633,393)				30,844,236

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ◼  June 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Commercial Mortgage-Backed Securities (5.6%)
$427	Bancorp Commercial Mortgage Trust, 1 Month USD LIBOR + 1.05% (b)	1.175	(c)%	09/15/36	$426,670
	BANK 2019-BNK21, IO
6,960		0.992	(c)	10/17/52	415,906
1,400	BF Mortgage Trust, 1 Month USD LIBOR + 1.20% (b)	1.273	(c)	12/15/35	1,402,917
1,500	BX Commercial Mortgage Trust, Class A, 1 Month USD LIBOR + 0.70% (b)	0.81	(c)	04/15/34	1,489,355
600	CAMB Commercial Mortgage Trust, 1 Month USD LIBOR + 1.07% (b)	1.143	(c)	12/15/37	602,101
	Citigroup Commercial Mortgage Trust, IO
4,927		0.926	(c)	11/10/48	133,008
13,611		1.034	(c)	09/10/58	430,675
8,144		1.172	(c)	11/10/46	162,942
	Commercial Mortgage Trust, IO
22,704		0.719	(c)	02/10/47	291,015
5,256		1.182	(c)	08/10/46	95,866
1,800	CSWF Commercial Mortgage Trust, 1 Month USD LIBOR + 0.97% (b)	1.04	(c)	06/15/34	1,796,993
1,250	DROP Mortgage Trust, 1 Month USD LIBOR + 1.15% (b)	1.22	(c)	04/15/26	1,256,856
	GS Mortgage Securities Trust, IO
12,980		1.16	(c)	04/10/47	295,255
8,909		1.193	(c)	11/10/46	177,283
14,279		1.375	(c)	10/10/48	611,687
1,300	Hawaii Hotel Trust, 1 Month USD LIBOR + 1.15% (b)	1.223	(c)	05/15/38	1,308,293
8,454	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.81	(c)	12/15/49	197,836
	JPMBB Commercial Mortgage Securities Trust, IO
22,104		0.893	(c)	01/15/47	335,680
4,682		1.215	(c)	11/15/45	92,284
1,975	SFO Commercial Mortgage Trust, Class A, 1 Month USD LIBOR + 1.15% (b)	1.223	(c)	05/15/38	1,982,355
1,300	SG Commercial Mortgage Securities Trust (b)	4.163		02/15/41	1,496,501
850	TPGI Trust, Class A, 1 Month USD LIBOR + 0.70% (b)	0.80	(c)	06/15/26	851,603

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ◼  June 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$610	TTAN 2021-MHC, Class A, 1 Month USD LIBOR + 0.85% (b)	0.923	(c)%	03/15/38	$611,549
1,103	VMC Finance LLC, 1 Month USD LIBOR + 1.10% (b)	1.182	(c)	09/15/36	1,102,946
800	Wells Fargo Commercial Mortgage Trust, 1 Month USD LIBOR + 1.01% (b)	1.083	(c)	02/15/37	800,050
	WFRBS Commercial Mortgage Trust, IO
11,252		0.551	(c)	08/15/46	76,134
7,156		1.122	(c)	03/15/46	136,364
13,388		1.227	(c)	12/15/46	273,878
1,100	Worldwide Plaza Trust (b)	3.526		11/10/36	1,203,049
	Total Commercial Mortgage-Backed Securities (Cost $19,424,635)				20,057,051
	Mortgages - Other (11.9%)
1,091	BRAVO Residential Funding Trust (b)	3.50	(c)	10/25/44	1,139,881
980	Bunker Hill Loan Depositary Trust (b)	1.724	(c)	02/25/55	992,357
873	Cascade Funding Mortgage Trust (b)	4.00	(c)	10/25/68	912,251
	CIM Trust
1,872	(b)	2.50	(c)	06/25/51	1,900,245
594	(b)	3.00	(c)	04/25/57	604,440
570	COLT 2020-1R Mortgage Loan Trust (b)	1.255	(c)	09/25/65	572,204
1,375	Ellington Financial Mortgage Trust (b)	0.797	(c)	02/25/66	1,372,194
	Federal Home Loan Mortgage Corporation
106	1 Month USD LIBOR + 1.20%	1.292	(c)	10/25/29	105,833
2,073		3.00		09/25/45 - 05/25/47	2,076,957
1,560		3.50		05/25/45 - 05/25/47	1,575,006
63		4.00		05/25/45	64,067
1,796	Flagstar Mortgage Trust, Class A2 (b)	2.50	(c)	06/25/51	1,832,320
	Galton Funding Mortgage Trust
475	(b)	3.50	(c)	06/25/59	483,023
552	(b)	4.00	(c)	11/25/57 - 02/25/59	562,314
887	GCAT Trust (b)	1.555		04/25/65	892,029
1,766	Mello Mortgage Capital Acceptance (b)	2.50	(c)	06/25/51	1,793,694
	New Residential Mortgage Loan Trust
1,452	(b)	3.75	(c)	11/26/35 - 08/25/55	1,541,269
2,455	(b)	4.00	(c)	02/25/57- 09/25/57	2,618,005
900	NewRez Warehouse Securitization Trust, 1 Month USD LIBOR + 0.75% (b)	0.842	(c)	05/25/55	902,247
321	OBX 2020-EXP1 Trust (b)	3.50	(c)	02/25/60	330,793
799	Oceanview Mortgage Loan Trust (b)	1.733	(c)	05/28/50	804,042
1,822	PRMI Securitization Trust (b)	2.50	(c)	04/25/51	1,845,311

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ◼  June 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Seasoned Credit Risk Transfer Trust
$11,521		3.00%		07/25/56 - 05/25/60	$12,243,504
1,033		4.00		08/25/58 - 02/25/59	1,135,751
2,042		4.50		06/25/57	2,270,503
1,800	United Wholesale Mortgage Trust (b)	2.50	(c)	06/25/51	1,829,766
	Total Mortgages - Other (Cost $40,990,238)				42,400,006
	Municipal Bonds (14.3%)
3,615	Bay Area Toll Authority	6.263		04/01/49	5,858,993
3,875	City of New York, NY, Series G-1	5.968		03/01/36	5,461,929
3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00		11/01/40	4,237,096
5,980	Los Angeles Unified School District	5.75		07/01/34	8,090,372
1,450	Metropolitan Transportation Authority	6.668		11/15/39	2,098,890
6,245	Missouri Highway & Transportation Commission	5.445		05/01/33	8,030,127
3,625	New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Series A	5.267		05/01/27	4,388,066
3,000	New York State Dormitory Authority	5.628		03/15/39	3,938,805
1,725	North Carolina State University at Raleigh, Series B	2.62		10/01/39	1,777,940
1,400	Onondaga Civic Development Corp., NY	3.068		12/01/55	1,349,587
2,575	State of Oregon Department of Transportation	5.834		11/15/34	3,606,720
1,580	State of Washington	5.481		08/01/39	2,210,006
	Total Municipal Bonds (Cost $38,781,103)				51,048,531
	U.S. Agency Securities (8.7%)
2,175	Federal Home Loan Bank	3.25		11/16/28	2,471,917
6,960	Private Export Funding Corp.	4.30		12/15/21	7,095,109
	Tennessee Valley Authority
6,935		5.25		09/15/39	9,938,549
8,085		7.125		05/01/30	11,772,945
	Total U.S. Agency Securities (Cost $26,474,836)				31,278,520
	U.S. Treasury Securities (1.4%)
	U.S. Treasury Bonds
3,150		2.25		08/15/46	3,258,035
1,425		3.00		11/15/45	1,685,230
	Total U.S. Treasury Securities (Cost $5,762,212)				4,943,265

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ◼  June 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (19.3%)
	U.S. Treasury Securities (18.3%)
	U.S. Treasury Bills
$2,370	(e)(f)	0.032%	11/04/21	$2,369,599
22,950	(e)	0.052	08/26/21	22,948,180
	U.S. Treasury Notes
22,575		1.75	11/30/21	22,734,203
17,200		1.875	01/31/22 - 02/28/22	17,393,021
	Total U.S. Treasury Securities (Cost $65,653,734)			65,445,003
NUMBER OF SHARES (000)
	Investment Company (1.0%)
3,409	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 9) (Cost $3,409,044)			3,409,044
	Total Short-Term Investments (Cost $69,062,778)			68,854,047
	Total Investments (Cost $397,272,611) (g)(h)		118.4%	423,422,358
	Liabilities in Excess of Other Assets		(18.4)	(65,880,953)
	Net Assets		100.0%	$357,541,405

  AID  Agency for International Development.

  IO  Interest Only.

  LIBOR  London Interbank Offered Rate.

  REMIC  Real Estate Mortgage Investment Conduit.

  TBA  To Be Announced.

  (a)  Security is subject to delayed delivery.

  (b)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (c)  Floating or variable rate securities: The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (d)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2021.

  (e)  Rate shown is the yield to maturity at June 30, 2021.

  (f)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

  (g)  Securities are available for collateral in connection with purchase of securities on a forward commitment basis and open futures contracts.

  (h)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $27,433,450 and the aggregate gross unrealized depreciation is $1,511,443, resulting in net unrealized appreciation of $25,922,007.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ◼  June 30, 2021 (unaudited) continued

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2021:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 5 yr. Note	229	Sep-21	$22,900	$28,265,399	$(64,092)
U.S. Treasury 2 yr. Note	69	Sep-21	13,800	15,202,102	(8,445)
U.S. Treasury Ultra Bond	29	Sep-21	2,900	5,587,937	93,594
U.S. Treasury Long Bond	4	Sep-21	400	643,000	250
Short:
U.S. Treasury 10 yr. Note	22	Sep-21	(2,200)	(2,915,000)	(9,070)
U.S. Treasury Ultra Long Bond	116	Sep-21	(11,600)	(17,075,563)	(239,977)
					$(227,740)

USD - United States Dollar

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements

Statement of Assets and Liabilities June 30, 2021 (unaudited)

Assets:
Investments in securities, at value (cost $393,863,567)	$420,013,314
Investment in affiliate, at value (cost $3,409,044)	3,409,044
Total investments in securities, at value (cost $397,272,611)	423,422,358
Cash	7,254
Receivable for:
Investments sold	126,903,725
Interest	1,837,284
Shares of beneficial interest sold	51,851
Dividends from affiliate	176
Prepaid expenses and other assets	102,836
Total Assets	552,325,484
Liabilities:
Due to broker	100,000
Payable for:
Investments purchased	193,478,186
Shares of beneficial interest redeemed	667,328
Advisory fee	87,907
Transfer and sub transfer agent fees	84,294
Distribution fee	64,417
Trustees' fees	51,070
Dividends to shareholders	47,063
Variation margin on open futures contracts	35,372
Administration fee	23,627
Accrued expenses and other payables	144,815
Total Liabilities	194,784,079
Net Assets	$357,541,405
Composition of Net Assets:
Paid-in-Capital	$339,136,149
Total Distributable Earnings	18,405,256
Net Assets	$357,541,405
Class A Shares:
Net Assets	$270,967,681
Shares Outstanding (unlimited shares authorized, $0.01 par value)	31,056,837
Net Asset Value Per Share	$8.72
Maximum Offering Price Per Share, (net asset value plus 3.36% of net asset value)	$9.01
Class L Shares:
Net Assets	$6,005,136
Shares Outstanding (unlimited shares authorized, $0.01 par value)	682,873
Net Asset Value Per Share	$8.79
Class I Shares:
Net Assets	$73,456,451
Shares Outstanding (unlimited shares authorized, $0.01 par value)	8,415,399
Net Asset Value Per Share	$8.73
Class C Shares:
Net Assets	$7,112,137
Shares Outstanding (unlimited shares authorized, $0.01 par value)	808,671
Net Asset Value Per Share	$8.79

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements continued

Statement of Operations For the six months ended June 30, 2021 (unaudited)

Net Investment Income: Income
Interest	$5,399,850
Dividends from affiliate (Note 9)	1,185
Total Income	5,401,035
Expenses
Advisory fee (Note 4)	762,648
Distribution fee (Class A shares) (Note 5)	338,666
Distribution fee (Class L shares) (Note 5)	14,840
Distribution fee (Class C shares) (Note 5)	42,066
Administration fee (Note 4)	145,266
Sub transfer agent fees and expenses (Class A shares)	84,860
Sub transfer agent fees and expenses (Class L shares)	2,053
Sub transfer agent fees and expenses (Class I shares)	32,720
Sub transfer agent fees and expenses (Class C shares)	3,484
Transfer agent fees and expenses (Class A shares) (Note 8)	63,988
Transfer agent fees and expenses (Class L shares) (Note 8)	1,958
Transfer agent fees and expenses (Class I shares) (Note 8)	8,178
Transfer agent fees and expenses (Class C shares) (Note 8)	1,974
Professional fees	71,960
Registration fees	30,962
Shareholder reports and notices	19,231
Custodian fees (Note 7)	17,063
Trustees' fees and expenses	4,789
Other	33,150
Total Expenses	1,679,856
Less: waiver of Advisory fees (Note 4)	(140,836)
Less: reimbursement of class specific expenses (Class A shares) (Note 4)	(40,682)
Less: reimbursement of class specific expenses (Class L shares) (Note 4)	(924)
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(40,965)
Less: reimbursement of class specific expenses (Class C shares) (Note 4)	(1,097)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(2,895)
Net Expenses	1,452,457
Net Investment Income	3,948,578
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	(2,167,379)
Futures contracts	593,571
Net Realized Loss	(1,573,808)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,997,515)
Futures contracts	(316,655)
Net Change in Unrealized Appreciation (Depreciation)	(7,314,170)
Net Loss	(8,887,978)
Net Decrease	$(4,939,400)

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2021	FOR THE YEAR ENDED DECEMBER 31, 2020
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$3,948,578	$9,304,991
Net realized gain (loss)	(1,573,808)	1,177,917
Net change in unrealized appreciation (depreciation)	(7,314,170)	10,182,983
Net Increase (Decrease)	(4,939,400)	20,665,891
Dividends to Shareholders from Net Investment Income:
Class A shares	(3,105,457)	(7,297,311)
Class L shares	(59,348)	(142,980)
Class I shares	(1,019,052)	(2,315,642)
Class C shares	(62,889)	(134,112)
Total Dividends and Distributions to Shareholders	(4,246,746)	(9,890,045)
Net increase (decrease) from transactions in shares of beneficial interest	(31,863,018)	17,867,945
Net Increase (Decrease)	(41,049,164)	28,643,791
Net Assets:
Beginning of period	398,590,569	369,946,778
End of Period	$357,541,405	$398,590,569

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ◼  June 30, 2021 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley U.S. Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to seek a high level of current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class L shares, Class I shares and Class C shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months and one year, respectively. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

In March 2020, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate ("IBOR") based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ◼  June 30, 2021 (unaudited) continued

an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ◼  June 30, 2021 (unaudited) continued

date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

E. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ◼  June 30, 2021 (unaudited) continued

hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,915,732	$—	$1,915,732
Agency Bond — Finance (U.S. Government Guaranteed)	—	1,087,980	—	1,087,980
Agency Bonds — Sovereign (U.S. Government Guaranteed)	—	17,934,227	—	17,934,227
Agency Fixed Rate Mortgages	—	139,762,020	—	139,762,020
Asset-Backed Securities	—	13,296,743	—	13,296,743

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ◼  June 30, 2021 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets (cont'd):
Fixed Income Securities (cont'd)
Collateralized Mortgage Obligations — Agency Collateral Series	$—	$30,844,236	$—	$30,844,236
Commercial Mortgage-Backed Securities	—	20,057,051	—	20,057,051
Mortgages — Other	—	42,400,006	—	42,400,006
Municipal Bonds	—	51,048,531	—	51,048,531
U.S. Agency Securities	—	31,278,520	—	31,278,520
U.S. Treasury Securities	—	4,943,265	—	4,943,265
Total Fixed Income Securities	—	354,568,311	—	354,568,311
Short-Term Investments
U.S. Treasury Securities	—	65,445,003	—	65,445,003
Investment Company	3,409,044	—	—	3,409,044
Total Short-Term Investments	3,409,044	65,445,003	—	68,854,047
Futures Contracts	93,844	—	—	93,844
Total Assets	3,502,888	420,013,314	—	423,516,202
Liabilities:
Futures Contracts	(321,584)	—	—	(321,584)
Total	$3,181,304	$420,013,314	$—	$423,194,618

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ◼  June 30, 2021 (unaudited) continued

possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ◼  June 30, 2021 (unaudited) continued

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2021:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$93,844	(a)	Variation margin on open futures contracts	$(321,584	)(a)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2021 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS
Interest Rate Risk	$593,571

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS
Interest Rate Risk	$(316,655)

For the six months ended June 30, 2021, the average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly notional value	$84,812,101

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.37% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.345% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.32% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.295% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.27% to the portion of the daily net assets exceeding $7.5 billion but not exceeding

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ◼  June 30, 2021 (unaudited) continued

$10 billion; 0.245% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.22% to the portion of the daily net assets exceeding $12.5 billion. For the six months ended June 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.34% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class A, 1.12% for Class L, 0.52% for Class I and 1.62% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended June 30, 2021, $140,836 of advisory fees were waived and $83,668 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2021, the distribution fee was accrued

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ◼  June 30, 2021 (unaudited) continued

for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2021, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $8,038 and $2,059, respectively, and received $8,212 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2021		FOR THE YEAR ENDED DECEMBER 31, 2020
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	725,362	$6,362,058	2,304,438	$20,558,014
Reinvestment of dividends and distributions	339,291	2,971,009	785,009	7,005,086
Redeemed	(2,457,058)	(21,567,972)	(4,680,335)	(41,749,303)
Net decrease — Class A	(1,392,405)	(12,234,905)	(1,590,888)	(14,186,203)
CLASS L SHARES
Exchanged	—	—	13,234	119,527
Reinvestment of dividends and distributions	6,603	58,278	15,717	141,334
Redeemed	(18,612)	(164,592)	(96,095)	(863,002)
Net decrease — Class L	(12,009)	(106,314)	(67,144)	(602,141)
CLASS I SHARES
Sold	1,144,154	10,038,196	4,760,448	42,618,222
Reinvestment of dividends and distributions	106,867	936,631	244,059	2,180,115
Redeemed	(3,122,915)	(27,443,528)	(2,269,227)	(20,266,239)
Net increase (decrease) — Class I	(1,871,894)	(16,468,701)	2,735,280	24,532,098
CLASS C SHARES
Sold	90,225	802,190	1,692,978	15,191,754
Reinvestment of dividends and distributions	7,070	62,440	14,839	133,890
Redeemed	(442,814)	(3,917,728)	(800,794)	(7,201,453)
Net increase (decrease) — Class C	(345,519)	(3,053,098)	907,023	8,124,191
Net increase (decrease) in Fund	(3,621,827)	$(31,863,018)	1,984,271	$17,867,945

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ◼  June 30, 2021 (unaudited) continued

7. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

8. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Fund pays DST a fee based on the number of classes, accounts and transactions relating to the Fund.

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2021, aggregated $781,223,526 and $814,105,714, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $756,749,227 and $805,228,099, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by $2,895 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE DECEMBER 31, 2020	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE JUNE 30, 2021
Liquidity Funds	$7,230,667	$218,996,935	$222,818,558	$1,185	$—	$—	$3,409,044

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ◼  June 30, 2021 (unaudited) continued

the six months ended June 30, 2021, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $765. At June 30, 2021, the Fund had an accrued pension liability of $51,070, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ◼  June 30, 2021 (unaudited) continued

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 DISTRIBUTIONS PAID FROM:	2019 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	ORDINARY INCOME
$9,890,045	$12,061,622

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$1,718,528	$—

At December 31, 2020, the Fund had available for federal income tax purposes unused long-term capital losses of $4,632,581 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2020, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of $1,139,364.

11. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ◼  June 30, 2021 (unaudited) continued

mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

13. Other

At June 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 48.5%.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ◼  June 30, 2021 (unaudited) continued

14. LIBOR Risk

The Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after the end of 2021. On March 5, 2021, the FCA announced that LIBOR will either cease to be provided by any administrator, or no longer be representative for many LIBOR settings after December 31, 2021, and for certain commonly-used tenors of U.S. dollar LIBOR after June 30, 2023. This announcement and any additional regulatory or market changes may have an adverse impact on the Fund or its investments.

In advance of 2022, regulators and market participants are currently engaged in identifying successor Reference Rates ("Alternative Reference Rates"). Additionally, prior to the end of 2021 (or a later date, if a particular Reference Rate is expected to continue beyond 2021), it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of Alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations.

Morgan Stanley U.S. Government Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED DECEMBER 31,
	MONTHS ENDED
	JUNE 30, 2021		2020		2019		2018		2017		2016(1)
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.94		$8.68		$8.41		$8.67		$8.68		$8.71
Income (loss) from investment operations:
Net investment income	0.10		0.20		0.27		0.25		0.24		0.25
Net realized and unrealized gain (loss)	(0.22)		0.28		0.27		(0.26)		(0.01)		(0.04)
Total income (loss) from investment operations	(0.12)		0.48		0.54		(0.01)		0.23		0.21
Less dividends from net investment income	(0.10)		(0.22)		(0.27)		(0.25)		(0.24)		(0.24)
Net asset value, end of period	$8.72		$8.94		$8.68		$8.41		$8.67		$8.68
Total Return(2)	(1.34	)%(9)	5.55%		6.43%		(0.01)%		2.66%		2.40	%(3)
Ratios to Average Net Assets:
Net expenses	0.85	%(4)(6)(10)	0.85	%(4)(6)	0.85	%(4)(5)(6)	0.87	%(4)(6)	0.86	%(4)(6)	0.87	%(4)(7)
Net investment income	2.09	%(4)(6)(10)	2.32	%(4)(6)	2.97	%(4)(6)	3.01	%(4)(6)	2.79	%(4)(6)	2.66	%(4)(7)
Rebate from Morgan Stanley affiliate	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%		0.00	%(8)
Supplemental Data:
Net assets, end of period, in thousands	$270,968		$289,964		$295,522		$34,504		$38,438		$42,375
Portfolio turnover rate	211	%(9)	189%		167%		159%		179%		279%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.68% for Class A shares due to the receipt of proceeds from the settlements of class action suits involving the Fund's past holdings. There were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 1.72%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Effective February 28, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class A shares. Prior to February 28, 2019, the maximum ratio was 0.87% for Class A shares.

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2021	0.96%	1.98%
December 31, 2020	0.97	2.20
December 31, 2019	0.99	2.83
December 31, 2018	1.02	2.86
December 31, 2017	1.08	2.57

(7)  If the Fund had not received the reimbursement from the custodian and had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016	1.19%	2.34%

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED DECEMBER 31,
	MONTHS ENDED
	JUNE 30, 2021		2020		2019		2018		2017		2016(1)
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.01		$8.75		$8.48		$8.73		$8.75		$8.77
Income (loss) from investment operations:
Net investment income	0.09		0.18		0.24		0.23		0.22		0.23
Net realized and unrealized gain (loss)	(0.22)		0.27		0.27		(0.25)		(0.02)		(0.03)
Total income (loss) from investment operations	(0.13)		0.45		0.51		(0.02)		0.20		0.20
Less dividends from net investment income	(0.09)		(0.19)		(0.24)		(0.23)		(0.22)		(0.22)
Net asset value, end of period	$8.79		$9.01		$8.75		$8.48		$8.73		$8.75
Total Return(2)	(1.46	)%(8)	5.21%		6.09%		(0.25)%		2.38%		2.24	%(3)
Ratios to Average Net Assets:
Net expenses	1.12	%(4)(5)(9)	1.12	%(4)(5)	1.12	%(4)(5)	1.10	%(4)(5)	1.11	%(4)(5)	1.12	%(4)(6)
Net investment income	1.80	%(4)(5)(9)	2.02	%(4)(5)	2.73	%(4)(5)	2.74	%(4)(5)	2.51	%(4)(5)	2.41	%(4)(6)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$6,005		$6,259		$6,668		$7,411		$9,729		$12,004
Portfolio turnover rate	211	%(8)	189%		167%		159%		179%		279%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.67% for Class L shares due to the receipt of proceeds from the settlements of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 1.57%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2021	1.23%	1.69%
December 31, 2020	1.24	1.90
December 31, 2019	1.25	2.60
December 31, 2018	1.20	2.64
December 31, 2017	1.24	2.38

(6)  If the Fund had not received the reimbursement from the custodian and had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016	1.21%	2.32%

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED DECEMBER 31,
	MONTHS ENDED
	JUNE 30, 2021		2020		2019		2018		2017		2016(1)
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.94		$8.69		$8.41		$8.67		$8.68		$8.71
Income (loss) from investment operations:
Net investment income	0.11		0.23		0.29		0.28		0.27		0.28
Net realized and unrealized gain (loss)	(0.21)		0.27		0.28		(0.26)		(0.01)		(0.04)
Total income (loss) from investment operations	(0.10)		0.50		0.57		0.02		0.26		0.24
Less dividends from net investment income	(0.11)		(0.25)		(0.29)		(0.28)		(0.27)		(0.27)
Net asset value, end of period	$8.73		$8.94		$8.69		$8.41		$8.67		$8.68
Total Return(2)	(1.06	)%(8)	5.77%		6.90%		0.34%		2.90%		2.88	%(3)
Ratios to Average Net Assets:
Net expenses	0.52	%(4)(5)(9)	0.52	%(4)(5)	0.52	%(4)(5)	0.52	%(4)(5)	0.51	%(4)(5)	0.52	%(4)(6)
Net investment income	2.41	%(4)(5)(9)	2.61	%(4)(5)	3.35	%(4)(5)	3.36	%(4)(5)	3.14	%(4)(5)	3.00	%(4)(6)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$73,456		$91,971		$65,594		$67,487		$73,314		$80,861
Portfolio turnover rate	211	%(8)	189%		167%		159%		179%		279%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.69% for Class I shares due to the receipt of proceeds from the settlements of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 2.19%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2021	0.70%	2.23%
December 31, 2020	0.73	2.40
December 31, 2019	0.74	3.13
December 31, 2018	0.72	3.16
December 31, 2017	0.74	2.91

(6)  If the Fund had not received the reimbursement from the custodian and had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016	0.69%	2.83%

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED DECEMBER 31,
	MONTHS ENDED
	JUNE 30, 2021		2020		2019		2018		2017		2016(1)
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.01		$8.75		$8.48		$8.74		$8.75		$8.77
Income (loss) from investment operations:
Net investment income	0.06		0.13		0.20		0.19		0.18		0.17
Net realized and unrealized gain (loss)	(0.21)		0.28		0.27		(0.26)		(0.02)		(0.02)
Total income (loss) from investment operations	(0.15)		0.41		0.47		(0.07)		0.16		0.15
Less dividends from net investment income	(0.07)		(0.15)		(0.20)		(0.19)		(0.17)		(0.17)
Net asset value, end of period	$8.79		$9.01		$8.75		$8.48		$8.74		$8.75
Total Return(2)	(1.71	)%(8)	4.69%		5.56%		(0.76)%		1.87%		1.60	%(3)
Ratios to Average Net Assets:
Net expenses	1.62	%(4)(5)(9)	1.62	%(4)(5)	1.62	%(4)(5)	1.62	%(4)(5)	1.61	%(4)(5)	1.62	%(4)(6)
Net investment income	1.31	%(4)(5)(9)	1.40	%(4)(5)	2.23	%(4)(5)	2.24	%(4)(5)	2.00	%(4)(5)	1.90	%(4)(6)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$7,112		$10,397		$2,163		$2,012		$902		$691
Portfolio turnover rate	211	%(8)	189%		167%		159%		179%		279%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.56% for Class C shares due to the receipt of proceeds from the settlements of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 1.04%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2021	1.72%	1.21%
December 31, 2020	1.72	1.30
December 31, 2019	1.85	2.00
December 31, 2018	1.96	1.90
December 31, 2017	1.96	1.65

(6)  If the Fund had not received the reimbursement from the custodian and had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016	2.15%	1.37%

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for five-year period but below its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was higher than but close to its peer group

Morgan Stanley U.S. Government Securities Trust

Investment Advisory Agreement Approval (unaudited) continued

average and actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's

Morgan Stanley U.S. Government Securities Trust

Investment Advisory Agreement Approval (unaudited) continued

operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley U.S. Government Securities Trust

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley U.S. Government Securities Trust

U.S. Customer Privacy Notice (unaudited)  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share

Morgan Stanley U.S. Government Securities Trust

U.S. Customer Privacy Notice (unaudited) continued  April 2021

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Morgan Stanley U.S. Government Securities Trust

U.S. Customer Privacy Notice (unaudited) continued  April 2021

What we do

Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Trustees

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Officers

John H. Gernon

President and Principal Executive Officer

Timothy J. Knierim

Chief Compliance Officer

Francis J. Smith

Treasurer and Principal Financial Officer

Mary E. Mullin

Secretary

Michael J. Key

Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2021 Morgan Stanley

USGSAN
3651330 EXP 08.31.22

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 18, 2021

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 18, 2021